Capital management	3 Months Ended
Mar. 31, 2020
Capital management
Capital management

19.Capital management

The Company’s policy is to maintain a strong capital base so as to safeguard the Company’s ability to maintain its business and sustain future development of the business. The capital structure of the Company consists of equity. There were no changes in the Company’s approach to capital management during the three months ended March 31, 2020. The Company is not subject to any externally imposed capital requirements.